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FPA Flexible Fixed Income Fund
FPA Flexible Fixed Income Fund

FPA Funds Trust

FPA Flexible Fixed Income Fund (FPFIX)

Supplement dated December 23, 2019 to the

Prospectus dated April 30, 2019

This Supplement updates information regarding the contractual expense limits in the Prospectus for the FPA Flexible Fixed Income Fund (the “Fund”), a series of FPA Funds Trust, dated April 30, 2019.  You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.fpa.com or calling us at (800) 638-3060.

Effective January 1, 2020, the section titled “Fees and Expenses of the Fund” on page 2 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The table and example below do not reflect commissions that a shareholder may be required to pay directly to a broker or other financial intermediary when buying or selling shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FPA Flexible Fixed Income Fund FPA Flexible Fixed Income Fund USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)(as a percentage of original sales price or redemption proceeds, as applicable)	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	FPA Flexible Fixed Income Fund FPA Flexible Fixed Income Fund
Management Fees	0.50%
Distribution (12b-1) Fees	none
Other Expenses	0.47%	[1]
Total Annual Fund Operating Expenses	0.97%
Expense Reimbursement	0.58%	[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	0.39%
[1]	Other Expenses are based on estimated amounts for the current fiscal year because the Fund commenced operations on December 31, 2018.
[2]	First Pacific Advisors, LP ("FPA" or the "Adviser"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business) in excess of 0.39% of the average net assets of the Fund through December 31, 2019, in excess of 0.39% of net assets of the Fund for the year ended December 31, 2020, in excess of 0.49% of net assets of the Fund for the year ended December 31, 2021, and in excess of 0.59% of net assets of the Fund for the year ended December 31, 2022. During the term of the current expense limit agreement, beginning January 1, 2020 and ending December 31, 2022, any expenses reimbursed to the Fund by FPA during any of the previous 36 months may be recouped by FPA, provided the Fund's Total Annual Fund Operating Expenses do not exceed the then-applicable expense limit. Beginning January 1, 2023, any expenses reimbursed to the Fund by FPA during any of the previous 36 months may be recouped by FPA, provided the Fund's Total Annual Fund Operating Expenses do not exceed 0.64% of average net assets of the Fund for any subsequent calendar year, regardless of whether there is a then-effective higher expense limit. This agreement may only be terminated earlier by the Fund's Board of Trustees (the "Board") or upon termination of the Advisory Agreement.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The one-year figure is based on total annual Fund operating expenses after expense reimbursement.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three years
FPA Flexible Fixed Income Fund | FPA Flexible Fixed Income Fund | USD ($)	40	137

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  Because the Fund was not in operation during the most recent fiscal year, no portfolio turnover information is available.

PLEASE RETAIN FOR FUTURE REFERENCE